SHORT-TERM BORROWINGS - Accounts Receivable Securitization (Details) - CAD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Short-term borrowings from buyer	$ (2,238,000,000)	$ (2,255,000,000)	$ (2,255,000,000)
Accounts receivable securitization program
Disclosure of detailed information about borrowings [line items]
Trade receivables, maximum commitment	1,050,000,000		1,050,000,000
Trade accounts receivable sold to buyer as security	1,359,000,000		1,391,000,000
Short-term borrowings from buyer	(650,000,000)		(650,000,000)
Overcollateralization	$ 709,000,000		$ 741,000,000